Financial Risk Management and Policies (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Bank overdraft		$ 3,745,048
Term loans (including accrued interest)	91,995,519	95,702,779
Lease liability	225,749,199	228,062,523
Derivative financial instruments	1,518,249	1,190,073
Accounts payable, accruals and other payables (excluding accrued interest)	57,819,739	8,093,107
Total	377,082,706	336,793,530
On demand [Member]
Statement Line Items [Line Items]
Bank overdraft		3,745,048
Term loans (including accrued interest)		95,702,779
Lease liability
Derivative financial instruments
Accounts payable, accruals and other payables (excluding accrued interest)
Total		99,447,827
Less than 3 months [Member]
Statement Line Items [Line Items]
Bank overdraft
Term loans (including accrued interest)	8,101,006
Lease liability	2,359,590	2,313,323
Derivative financial instruments
Accounts payable, accruals and other payables (excluding accrued interest)	26,350,143	2,120,877
Total	36,810,739	4,434,200
3 months to 1 year [Member]
Statement Line Items [Line Items]
Bank overdraft
Term loans (including accrued interest)	9,178,414
Lease liability
Derivative financial instruments	1,518,249	1,190,073
Accounts payable, accruals and other payables (excluding accrued interest)	31,469,596	5,972,230
Total	42,166,259	7,162,303
1 to 5 years [Member]
Statement Line Items [Line Items]
Bank overdraft
Term loans (including accrued interest)	34,165,752
Lease liability	9,919,810	9,725,304
Derivative financial instruments
Accounts payable, accruals and other payables (excluding accrued interest)
Total	44,085,562	9,725,304
Later than 5 years [Member]
Statement Line Items [Line Items]
Bank overdraft
Term loans (including accrued interest)	40,550,347
Lease liability	213,469,799	216,023,896
Derivative financial instruments
Accounts payable, accruals and other payables (excluding accrued interest)
Total	$ 254,020,146	$ 216,023,896